Loans and Allowance for Loan Losses, Troubled Debt Restructurings (Details) (USD $)	9 Months Ended				12 Months Ended
	Sep. 30, 2012	Dec. 31, 2013 Real Estate Mortgage - 1 to 4 Family [Member]	Dec. 31, 2012 Real Estate Mortgage - 1 to 4 Family [Member]	Sep. 30, 2012 Real Estate Mortgage - 1 to 4 Family [Member]	Dec. 31, 2013 New York and Other States [Member] Contract	Dec. 31, 2012 New York and Other States [Member] Contract	Dec. 31, 2011 New York and Other States [Member] Contract	Dec. 31, 2013 New York and Other States [Member] Commercial [Member] Commercial Real Estate [Member] Contract	Dec. 31, 2012 New York and Other States [Member] Commercial [Member] Commercial Real Estate [Member] Contract	Dec. 31, 2011 New York and Other States [Member] Commercial [Member] Commercial Real Estate [Member] Contract	Dec. 31, 2013 New York and Other States [Member] Real Estate Mortgage - 1 to 4 Family [Member] First Mortgages [Member] Contract	Dec. 31, 2012 New York and Other States [Member] Real Estate Mortgage - 1 to 4 Family [Member] First Mortgages [Member] Contract	Dec. 31, 2011 New York and Other States [Member] Real Estate Mortgage - 1 to 4 Family [Member] First Mortgages [Member] Contract	Dec. 31, 2013 New York and Other States [Member] Real Estate Mortgage - 1 to 4 Family [Member] Home Equity Loans [Member] Contract	Dec. 31, 2012 New York and Other States [Member] Real Estate Mortgage - 1 to 4 Family [Member] Home Equity Loans [Member] Contract	Dec. 31, 2011 New York and Other States [Member] Real Estate Mortgage - 1 to 4 Family [Member] Home Equity Loans [Member] Contract	Dec. 31, 2013 New York and Other States [Member] Real Estate Mortgage - 1 to 4 Family [Member] Home Equity Lines of Credit [Member] Contract	Dec. 31, 2012 New York and Other States [Member] Real Estate Mortgage - 1 to 4 Family [Member] Home Equity Lines of Credit [Member] Contract	Dec. 31, 2011 New York and Other States [Member] Real Estate Mortgage - 1 to 4 Family [Member] Home Equity Lines of Credit [Member] Contract	Dec. 31, 2013 Florida [Member] Contract	Dec. 31, 2012 Florida [Member] Contract	Dec. 31, 2011 Florida [Member] Contract	Dec. 31, 2013 Florida [Member] Commercial [Member] Commercial Real Estate [Member] Contract	Dec. 31, 2012 Florida [Member] Commercial [Member] Commercial Real Estate [Member] Contract	Dec. 31, 2011 Florida [Member] Commercial [Member] Commercial Real Estate [Member] Contract	Dec. 31, 2013 Florida [Member] Real Estate Mortgage - 1 to 4 Family [Member] First Mortgages [Member] Contract	Dec. 31, 2012 Florida [Member] Real Estate Mortgage - 1 to 4 Family [Member] First Mortgages [Member] Contract	Dec. 31, 2011 Florida [Member] Real Estate Mortgage - 1 to 4 Family [Member] First Mortgages [Member] Contract	Dec. 31, 2013 Florida [Member] Real Estate Mortgage - 1 to 4 Family [Member] Home Equity Lines of Credit [Member] Contract	Dec. 31, 2012 Florida [Member] Real Estate Mortgage - 1 to 4 Family [Member] Home Equity Lines of Credit [Member] Contract	Dec. 31, 2011 Florida [Member] Real Estate Mortgage - 1 to 4 Family [Member] Home Equity Lines of Credit [Member] Contract
Financing Receivable, Modifications [Line Items]
TDR's classifications from previously performing loans	$ 4,000,000	$ 8,600,000	$ 10,600,000	$ 10,100,000
Collateral deficiency charge-offs for TDR's reclassifications	804,000
Modified loans by class determined to be TDR's [Abstract]
Number of Contracts					71	143	26	1	2	1	50	95	21	7	16	4	13	30	0	11	14	6	0	0	0	8	12	6	3	2	0
Pre-Modification Outstanding Recorded Investment					7,540,000	12,895,000	3,009,000	507,000	138,000	91,000	5,852,000	10,636,000	2,758,000	120,000	488,000	160,000	1,061,000	1,633,000	0	1,431,000	1,313,000	852,000	0	0	0	1,149,000	1,265,000	852,000	282,000	48,000	0
Post-Modification Outstanding Recorded Investment					$ 7,540,000	$ 12,895,000	$ 2,759,000	$ 507,000	$ 138,000	$ 90,000	$ 5,852,000	$ 10,636,000	$ 2,518,000	$ 120,000	$ 488,000	$ 151,000	$ 1,061,000	$ 1,633,000	$ 0	$ 1,431,000	$ 1,313,000	$ 705,000	$ 0	$ 0	$ 0	$ 1,149,000	$ 1,265,000	$ 705,000	$ 282,000	$ 48,000	$ 0